Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [Abstract]
Schedule of maturity analysis of undiscounted future lease payments receivable for operating leases
2022	43,702
2023	34,125
2024	13,068
2025	10,784
2026	8,724
2027 and thereafter	31,428
Total undiscounted cash flows	141,831
Less imputed interest	(15,337)
Present value of lease liabilities	126,494